ISSUANCE OF DEBT SECURITIES	12 Months Ended
Dec. 31, 2022
ISSUANCE OF DEBT SECURITIES
ISSUANCE OF DEBT SECURITIES

23.    ISSUANCE OF DEBT SECURITIES

Banco Supervielle S.A.

Unsubordinated Debt Securities

Global Program for the issuance of simple Negotiable Debt securities, not convertible into shares, for an amount of up to US $ 2,300,000,000 (or its equivalent in other currencies or units of value)

As of December 31, 2022 and 2021, the amounts outstanding and the terms corresponding to outstanding unsubordinated debt securities were as follows:

Class	Issue Date	Maturity Date	Annual Interest Rate	12/31/2022	12/31/2021
Banco Supervielle Class E	02/14/2018	02/14/2023	Badlar + Spread 4.05%	561,409	2,063,327
Total				561,409	2,063,327

In February 2023 the Debt Securities were canceled.

Subordinated debt securities

Program for the issuance of Debt Securities for up to N/V $ 750,000 (increased to N/V $ 2,000,000) of Banco Supervielle S.A.

As of December 31, 2022 and 2021, Grupo Supervielle has no outstanding debt securities issued.